Goodwill (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill [Abstract]
Schedule of Changes in Goodwill

Changes in goodwill:

	September 30, 2025	September 30, 2024
Balance at the beginning of the period	5,417,134	6,105,020
Business combinations adjustments (1)	(695)	—
Exchange rate variation	481,753	(256,698)
Balance at the end of the period	5,898,192	5,848,322

(1)	Refers to the business combination adjustment for the acquisition of JBS Terminais Ltda.

Schedule of Business Combination Adjustment
CGUs	September 30, 2025	December 31, 2024
Brazil Beef	1,705,322	1,464,710
Seara	700,704	602,869
USA Pork	694,534	694,534
Australia Smallgoods	298,331	283,441
Australia Meat	269,864	256,395
PPC - Fresh Poultry	427,811	401,396
PPC - Brands & Snacking	—	262,431
PPC - Fresh Pork/Lamb	215,839	202,512
PPC - Food Service	184,518	173,125
PPC - Meals	—	58,178
PPC - Added Value (1)	347,499	—
Others CGUs without significant goodwill (2)	1,053,770	1,017,543
Total	5,898,192	5,417,134
(1)	On August 5, 2025, the indirect subsidiary JBS USA completed the reorganization of its Cash-Generating Units (CGUs), driven by restructuring initiatives at its indirect subsidiary, Pilgrim’s Pride Corporation (“PPC”), in Europe. This reorganization resulted in the redefinition of the structure of the CGUs “PPC - Brands and Snacking” and “PPC - Meals”, which were consolidated into the new CGU “PPC - Added Value.” No impairment loss was recognized for the nine-month period ended September 30, 2025 as a result of this reorganization.

(2)	Correspond to 12 Cash-Generating Units (CGUs) which, due to their individually immaterial values, have been grouped under the category ‘Other’.